Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	15-Jan-15
Class A-2 Notes	$539,900,000.00	0.480%	15-Nov-16
Class A-3 Notes	$474,900,000.00	0.790%	15-May-18
Class A-4 Notes	$136,780,000.00	1.290%	15-Apr-19
Class B Notes	$47,350,000.00	1.710%	15-May-19
Class C Notes	$31,570,000.00	1.900%	15-Sep-19
Class D Notes	$31,570,000.00	2.400%	15-Jul-20
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,318,274.03

Principal:
Principal Collections	$23,032,764.16
Prepayments in Full	$12,870,792.15
Liquidation Proceeds	$348,703.08
Recoveries	$25,128.19
Sub Total	$36,277,387.58
Collections	$39,595,661.61

Purchase Amounts:
Purchase Amounts Related to Principal	$231,742.73
Purchase Amounts Related to Interest	$907.36
Sub Total	$232,650.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,828,311.70

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$39,828,311.70
Servicing Fee	$892,341.17	$892,341.17	$0.00	$0.00	$38,935,970.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,935,970.53
Interest - Class A-2 Notes	$117,985.84	$117,985.84	$0.00	$0.00	$38,817,984.69
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$38,505,342.19
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$38,358,303.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,358,303.69
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$38,290,829.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,290,829.94
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$38,240,844.11
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,240,844.11
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$38,177,704.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,177,704.11
Regular Principal Payment	$34,387,362.03	$34,387,362.03	$0.00	$0.00	$3,790,342.08
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,790,342.08
Residuel Released to Depositor	$0.00	$3,790,342.08	$0.00	$0.00	$0.00
Total		$39,828,311.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$34,387,362.03
Total					$34,387,362.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,387,362.03	$63.69	$117,985.84	$0.22	$34,505,347.87	$63.91
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$34,387,362.03	$21.36	$758,266.42	$0.47	$35,145,628.45	$21.83

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$294,964,607.57	0.5463319	$260,577,245.54	0.4826398
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,017,134,607.57	0.6317332	$982,747,245.54	0.6103755

Pool Information
Weighted Average APR	4.023%	4.012%
Weighted Average Remaining Term	46.62	45.76
Number of Receivables Outstanding	54,102	53,118
Pool Balance	$1,070,809,409.44	$1,033,929,046.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,024,965,762.16	$990,025,194.69
Pool Factor	0.6504745	0.6280712

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$15,508,935.70
Yield Supplement Overcollateralization Amount	$43,903,851.99
Targeted Overcollateralization Amount	$51,181,801.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,181,801.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		101	$421,210.49
(Recoveries)		16	$25,128.19
Net Losses for Current Collection Period			$396,082.30
Cumulative Net Losses Last Collection Period			$1,794,670.59
Cumulative Net Losses for all Collection Periods			$2,190,752.89

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.44%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.03%	492	$10,606,951.60
61-90 Days Delinquent	0.13%	59	$1,387,086.14
91-120 Days Delinquent	0.03%	11	$271,451.11
Over 120 Days Delinquent	0.04%	13	$407,053.52
Total Delinquent Receivables	1.23%	575	$12,672,542.37

Repossession Inventory:
Repossessed in the Current Collection Period		30	$661,142.12
Total Repossessed Inventory		48	$1,150,114.84

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3187%
Preceding Collection Period			0.3200%
Current Collection Period			0.4516%
Three Month Average			0.3635%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1140%
Preceding Collection Period			0.1405%
Current Collection Period			0.1563%
Three Month Average			0.1369%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer